Unaudited Earnings Per Share Pro Forma for Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014	Jul. 25, 2017	May 02, 2017
Share price					$ 9.99			$ 40.00
Net income	$ 23,255	$ 14,219	$ 54,812	$ 26,332	$ 43,039	$ 26,807	$ 15,098
Amount of dividends					225,000
Excess of dividends over net income					$ (181,961)
Number of shares required to be issued at $21.00 per share to pay excess of dividends over net income					8,664,810
Basic weighted average shares outstanding	94,439,204	83,457,037	89,613,542	83,405,904	83,432,157	83,365,218	83,222,330
Pro forma basic weighted average shares outstanding					92,096,967
Pro forma basic earnings per share					$ 0.47
Dilutive weighted average shares outstanding	103,899,602	88,368,689	98,065,809	88,252,191	88,430,987	86,280,907	85,651,749
Pro forma dilutive weighted average shares outstanding					97,095,797
Pro forma dilutive earnings per share					$ 0.44
IPO | Class A Common Stock
Share price					$ 21.00				$ 21.00